Provision for legal proceedings and judicial deposits	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Provision for legal proceedings
14	Provision for legal proceedings and judicial deposits

Accounting policy

Provisions for legal proceedings are recognized as other expenses when the Company has a present legal or constructive obligation as a result of past events; it is probable that an outflow of resources will be required to settle the obligation; and the amount has been reliably estimated.

The assessment of probability loss includes the available evidence, hierarchy of laws, jurisprudence, the most recent court decisions and relevance in the legal system, as well as the opinion of outside counsel. Provisions are reviewed and adjusted according to circumstances, such as limitation period, conclusions of tax inspections or additional exposures identified based on new matters or court decisions.

Provisions for legal proceedings resulting from business combinations are estimated at fair value in the acquisition time.

The Company had provision for legal proceedings and judicial deposits recorded in the financial position at December 31, 2019 and 2018 in respect of:

	Provision for legal proceedings		Judicial deposit
	December 31, 2019	December 31, 2018	December 31, 2019	December 31, 2018
Tax	589,180	534,131	476,706	460,484
Civil, environmental and regulatory	332,527	362,725	220,933	199,526
Labor	432,464	466,312	245,818	218,797

	1,354,171	1,363,168	943,457	878,807

Changes in provision for legal proceedings:

	Tax	Civil, environmental and regulatory	Labor	Total
At January 1, 2018	501,247	375,561	471,349	1,348,157
Provisions	20,325	48,660	97,427	166,412
Settlement / Write-offs	(22,024)	(76,083)	(134,336)	(232,443)
Transfers	7,178	(7,178)	—	—
Monetary variation (i)	27,405	21,765	31,872	81,042

At December 31, 2018	534,131	362,725	466,312	1,363,168
Provisions	34,962	39,323	83,500	157,785
Settlement / Write-offs	(28,261)	(117,449)	(149,031)	(294,741)
Interest and exchange variation	48,348	47,928	31,683	127,959

At December 31, 2019	589,180	332,527	432,464	1,354,171

(i)	Includes interest reversal.

The Company has indemnity actions in addition to those mentioned, which, since they are considered probable, were not recorded because they represent contingent assets.
The Company’s debts with legal proceedings are secured by assets, cash deposit, bank guarantee or insurance guarantee.

a)	Probable losses

•	Tax: The principal tax proceedings for which the risk of loss is probable are described below:

	December 31, 2019	December 31, 2018
Compensation with FINSOCIAL (i)	293,291	286,929
State VAT - ICMS credit (ii)	97,534	72,941
INSS - Social security (ii)	95,979	80,134
IPI - Excise tax credit - NT (iv)	53,693	28,931
PIS and COFINS	2,889	171
Federal income taxes	1,707	1,589
Other	44,087	63,436

	589,180	534,131

(i)
The Brazilian federal tax authorities denied applications filed by CLE to set off credits derived from undue payments of FINSOCIAL, a social tax levy, against other federal tax debts. Based on a favorable judicial decision, Mobil acquired the right to set off credits of FINSOCIAL against certain COFINS liabilities. However, a subsequent favorable judicial decision granted CLE immunity against the enforcement of such COFINS-related debts. Therefore, previous set-off applications were canceled, because COFINS liabilities ceased to exist, and CLE sought to use the relevant tax credits to set off other federal tax debts. However, the Brazilian federal tax authorities refused to ratify the set-offs, claiming that the COFINS immunity applied only to the fiscal year during which the lawsuit was filed (i.e., in 1992). No judicial deposits were made for these proceedings. The provision for these proceedings was R$293,291 as of December 31, 2019 and R$286,929 as of December 31, 2018. The risk of loss is classified as probable. No judicial deposits were made.

(ii)
The Company provisioned amounts relating to tax assessments issued against us by the tax authorities related to several types of ICMS credits, including: (a) an assessment notice related to ICMS payments for raw material purchases which are considered for “use and consumption” and therefore, according to the tax authorities, are not eligible for compensation; (b) an assessment, as sole obligor, for allegedly disregarding withholding obligations of ICMS taxes in relation to a tolling agreement, arising from an agricultural partnership between the Company’s sugarcane plants and Central Paulista Ltda. Açúcar e Álcool.; (c) an assessment notice related to ICMS payments related to the exportation of crystallized sugar not considered under tributary immunity; (d) assessment notice related to the ICMS under tributary substitution regime; and (e) ICMS assessment notice related to interstate operations taxed as internal transactions and, therefore, subject to a higher rate. No judicial deposits have been made in connection with these proceedings. These provisions amounted to R$97,534 as of December 31, 2019 and R$72,941 as of December 31, 2018.

(iii)
The amounts that have been provisioned are mainly related to social security contributions levied on company’s gross invoiced amounts, pursuant to Article
22-A
of the 8.212/91 Law, which are being challenged on the grounds of constitutionality. Judicial deposits have been made monthly for the corresponding amounts.

(iv)
During the year ended December 31, 2019, the Company, through its subsidiary Cosan, recorded provision for lawsuits IPI Seletividade, related to period from November 1992 to December 1995, judged by the Brazilian Federal Supreme Court (“STF”), using the General Repercussion method (RE n º 592,145, item 080), in the amount of R$53,109, with unfavorable scenario for the Company.

•
Civil, regulatory, environmental and other claims:
Cosan, its subsidiaries and joint ventures are parties to a several number of civil legal claims related to (1) indemnity for material and moral damages; (2) termination or litigation of in relation to different kinds of agreements (3) public civil claims related to sugarcane stubble burning; (4) environmental matters; and (5) compliance with certain conduct adjustment agreement and other matters. Provisions for civil, regulatory and environmental claims as of December 31, 2019 amounted to R$332,527 and R$362,725 as of December 31, 2018. As of December 31, 2019, R$220,933 in judicial deposits were made for civil and environmental claims, and this figure was R$199.526 as of December 31, 2018. Cosan S.A., its subsidiaries and joint ventures are also parties to a number of regulatory legal proceedings related to (1) collection of fines by the ANTT; (2) discussions on the tariff ceiling imposed by the ANTT; and (3) certain other matters.

•
Labor claims:
Cosan, its subsidiaries and joint ventures are also parties to a number of labor claims filed by former employees and service providers challenging, among other matters, the payment of overtime, night shift premiums and risk premiums, the recognition of employment relationships and the reimbursement of discounts from payroll, such as social contribution and trade union charges. Additionally, we are involved in several labor administrative and judicial proceedings such as labor investigations and class actions filed by the labor prosecutor’s office regarding alleged noncompliance with certain labor regulations, including work and safety rules, labor conditions and work environment, and social assistance plans. Moreover, we entered into certain consent orders (
Termos de Ajustamento de Conduta
) with Brazilian authorities and in the event we fail to comply with such consent orders, we could be subject to fines. Provisions for labor claims as of December 31, 2019 and 2018, amounted to R$432,464 and R$466,312, respectively, while judicial deposits for labor claims amounted to amounted to R$245,818 and R$218,797 as of December 31, 2019 and 2018, respectively.

b)	Possible losses
The
principal proceedings for which we deem the risk of loss as possible are described below:

	December 31, 2019	December 31, 2018
Civil	3,493,260	3,258,113
Labor	968,426	990,913
Tax	11,382,113	11,485,863
Regulatory	860,025	699,301
Environmental	679,621	460,911

	17,383,445	16,895,101

•	Tax:

	December 31, 2019	December 31, 2018
Federal income taxes (ii)	3,619,834	3,372,743
ICMS - State VAT (i)	2,869,089	2,684,248
PIS and COFINS - Revenue taxes (iii)	1,529,885	1,408,519
IRRF - Withholding tax (iv)	1,030,981	982,134
Penalties related to tax positions (v)	483,577	449,039
IPI - Excise tax credit - NT (vi)	451,781	490,500
MP 470 - Tax installments (vii)	304,961	297,902
INSS - Social security and other (viii)	226,857	260,712
Compensation with IPI - IN 67/98 (ix)	181,655	134,642
Goodwill Rumo (x)	83,734	529,788
Stock option (xi)	70,072	67,991
Financial transactions tax on loan (xii)	53,765	52,585
Foreign financial operation (xiii)	28,701	290,220
Other (xiv)	447,221	464,840

	11,382,113	11,485,863

(i)	The Company, and its controlled companies, received assessment notices based on the following:

•	Tax benefits that arose from the deduction of goodwill amortization.

•
Exchange variation and interest incurred as the tax authorities understand that the corporate transactions carried out were intended to postpone the settlement of debt contracted abroad through the issuance of Perpetual Bonds, in order to reduce Positive result of exchange variation.

•	The subsidiary Comgás was known of the no recognition of the offsetting procedures made in 2015, using income taxes credits (IRPJ).

•	Isolated fine of 50%, resulting from non-homologation of compensations.

•
Tax assessments that require IRPJ and CSLL related to: (i) Malha Norte Goodwill: Tax assessment notices drawn up for the collection of IRPJ and CSLL, cumulated with interest for late payment and fines and isolated. In the opinion of the Federal Revenue, Rumo Malha Norte would have unduly amortized the goodwill calculated on the acquisition of Brasil Ferrovias S/A and Novoeste Brasil S/A. (i) GIF, TPG and Teaçu. Tax assessment notices issued for the collection of IRPJ and CSLL, plus a fine and default interest, as well as an isolated fine, for the following reasons: Deduction of the actual profit and the CSLL tax base from the amount corresponding to the amortization in acquisition of interest in Teaçu Armazéns Gerais S/A; Deduction, of the actual profit and the basis of calculation of CSLL, of the amount corresponding to the amortization of the goodwill paid by the companies TPG Participações S.A. and GIF LOG Participações S.A in the acquisition of shares issued by Rumo Logística S/A; (iii) Labor Provisions: In 2009, under the assumption that the Company would have excluded from the calculation of the actual profit and the adjusted basis of calculation of CSLL labor provisions. According to the tax authorities, the write-off
of labor provisions was made by the Company without the individualization of the proceedings (provisions and reversals), which would impact on the tax calculation. The likelihood of loss is possible, considering that the occurrence of the decay and that the Company complied with all tax rules regarding the addition and exclusion of provisions in the determination of IRPJ and CSLL.

(ii)	In summary, these demands relate basically:

•	Tax assessments issued against the Company for unpaid ICMS and non-compliance with accessory obligations, in connection with the agricultural and tolling partnership;

•
ICMS levied on the remittances for the export of crystallized sugar, which the Company understands are tax exempt. However, the tax authorities classify crystallized sugar as a semi-finished product, which is therefore subject to ICMS;

•	ICMS withholding rate differences on the sale or purchase the goods, which after the operation, had their tax registrations revoked;

•	Disallowance of ICMS tax credits on the sale of diesel fuel to customers engaged in the agro industrial business.

•	ICMS payments on inventory differences arising from erroneous calculations by the State Tax Administration;

•	ICMS related to the fiscal war between the states, tax substitution method and tax credits arising from the transfer of excess credits to its centralizing unit;

•
The subsidiary CLE has been discussing the “FEEF” (deposit of 10% of ICMS tax exempted by the use of tax benefits) on the industrialization and commercialization of lube oils, considering that the constitutional immunity provided for in art. 155, § 2, X, “b” of CF / 88 cannot be considered as a tax benefit under Law No. 7,248/2016, regulated by State Decree No. 45,810/2016. Judicial deposits made monthly for the supposed due amounts.

•
The State Tax Administration assessed the rail concessions for non-taxation of ICMS on invoices for the provision of rail freight services for export. There is a favorable position for taxpayers in the higher courts.

•
Levies of ICMS Mato Grosso State relative of notices (TADs) to require tax and fine of 50% of the value of operations, based on understanding that export operations done with the electronic documents of transportations (DACTEs) was canceled configuring it as improper according articles 35-A and 35-B State Law nº 7,098/98.

(iii)
Refers mainly to the reversal of PIS and COFINS credits, provided by Laws 10,637/2002 and 10,833/2003, respectively. Those reversals arise from a differing interpretation of the laws by the tax authorities in relation to raw materials. These discussions are still at the administrative level. Tax assessments to require PIS and COFINS relative to Rumo Malha Norte, Rumo Malha Sul and Rumo Malha Oeste concerning administrative disallowance for non-cumulative system relative to: a) credits issued untimly unattended of previous rectification of tax return; b) credits of expenses of mutual traffic contracts; c) non-comproved credits of expenses with services have classified as input material; d) company employees transportation expenses credits; e) electricity expenses credits; f) non-comproved equipment rental agreement and rental expenses credits; g) expenses in acquisition of machines, equipments and incorporated into company permanent assets credits.

(iv)
The subsidiary CLE discusses on judicial lebelthe withholding income tax on an alleged capital gain arising from the acquisition of assets of foreign companies. Malha Paulista had part of its IRPJ credit balance glossed based on the argument that the Company would not be entitled to IRRF compensation on swap transactions.

(v)
The Company was assessed due to the disregard of the tax benefits of REPORTO (PIS and COFINS suspension), on the grounds that the locomotives and freight cars purchased in 2010 were used outside the limits area of the port. Therefore, the Company was assessed to pay PIS and COFINS, as well as an isolated fine corresponding to 50% of the value of acquired assets.

(vi)
Tax claims filed by the Brazilian federal government regarding the tax on industrialized products (
imposto sobre produtos industrializados
), or “IPI,” mainly related to: (i) allegedly due as a result of the removal of certain types of sugar from 1995 to 1997 and from 1992 to 1997. Three of the lawsuits are pending judgment by the lower court, while two of the lawsuits are pending judgment of the appeal filed by the attorney general against the lower court decision rendered in favor of the Company. In addition, to these tax claims, the Company is also a party to other proceedings regarding the IPI imposed on sugar products of certain polarity levels (sugar products with a polarity level of at least 99.5º are exempt from IPI); and (ii) CLE has a requirement of IPI at restricting its constitutional immunity from oil lubricant derived.

(vii)
Brazilian federal tax authorities have partially rejected the Company’s application for payment of federal tax debts with carryforward losses, pursuant to the payment plan provided for by provisional measure No. 470/2009. The Brazilian federal tax authorities’ notice in this respect stated that Company’s carryforward losses are not sufficient to offset the relevant debts.

(viii)
The legal proceeding related to INSS payment involve the following: (a) the legality and constitutionality questioning Normative Instruction MPS/SRP Nº 03/2005, which restricted the constitutional immunity over social contributions on export revenues through direct sales, consistent with the manner exports made via trading companies are now taxed; (b) assessment of
National Rural Apprenticeship Service (Serviço Nacional de Aprendizagem Rural
), or “SENAR,” social contribution on direct and indirect exports, in which the tax authorities disregard the right to constitutional immunity and (c) requirement of social security contribution on stock purchase through stock option plans.

(ix)	Offsetting of IPI tax related to for sales of refined sugar according SRF Normative Instruction nº 67/98, which authorized the refunding of the tax paid from January 14, 1992 to November 16, 1997.

(x)
Tax assessment issued by the Brazilian Tax Authority in 2011, 2013 and 2019 against Rumo S.A. concerning: (a) amortization expense disallowance based on future profitability, as well as financial expenses; and (b) non-taxation of supposed capital gain on disposal of equity interest in a Company of the same group; (c) supposed capital gain on disposal of equity interest in a Company of the same group in 2019. Contingency adjusted due to the partial success of administrative proceeding.

(xi)
Tax assessments issued against the Rumo S.A for the collection of social security contributions (20% on the amount paid) of amounts related to the Stock Option Plan granted to employees, managers and third parties. The main reason for the assessment is the alleged remunerative nature.

(xii)
The Federal Tax Authority intends to make the incidence of financial transaction tax (
imposto sobre operações financeiras
), or “IOF,” on checking accounts maintained by the controlling company for its affiliates and other controlled companies prevail, which consists on the substantial share of the notice. The Tax Authority argues that the use of an accounting caption to indicate expense advances to affiliated companies, without a formal loan contract, characterizes the existence of a checking account, as the IOF should be calculated according to the specific rules of revolving credit operations. These discussions are still at the administrative level.

(xiii)
Tax assessment notices issued requiring additional income tax, social contribution, PIS and COFINS, for the calendar years 2005 to 2008 as a result of the following alleged violations: (a) improper exclusion of financial costs arising from loans with foreign financial institutions from the corporate income tax and social contribution calculation basis, (b) improper exclusion of financial income from securities issued by the Government of Austria and the Government of Spain from the corporate income tax and social contribution calculation basis (c) no inclusion, in the corporate income tax and social contribution calculation basis, of gains earned in swap operations, and non-taxation of financial income resulting from these contracts by PIS and COFINS, (d) improper offsetting from corporate income tax and the social contribution calculation basis by using PIS and COFINS credits. Contingency adjusted due to the partial success of administrative proceeding.

(xiv)
Rumo Malha Sul submitted various compensation declarations (“DCOMP”) through the PER/DCOMP electronic system with respect to credit premiums, using credit acquired from a third party (Fibra S.A. Indústria e Comércio and others). The DCOMP deemed these not to have been declared as they related to third parties’ credit and credit premiums, and imposed a 75% fine, according to article 18, para. 4, of Federal Law no. 10,833/2003.

•
Labor:
One of Rumo’s subsidiaries, Malha Paulista is currently a party to a public civil action before the labor courts. This proceeding originated in an inspection of the company MS Teixeira, which was hired by Prumo Engenharia Ltda. (“Prumo Engenharia”), Rumo’s subcontractor. The inspecting authority alleged that workers for MS Teixeira were working in conditions that were degrading and analogous to indentured servitude. Prumo Engenharia fully assumed the responsibility for the condition of the employees, including labor and contractual liabilities and all losses resulting from the alleged unlawful working conditions put in place by its subcontractors, and the dismissal agreements of such employees were approved by the Brazilian Ministry of Labor without any participation by Rumo. In addition, a criminal investigation against Rumo was filed, which was later dismissed with the acquittal of Malha Paulista. Notwithstanding the foregoing, the Labor Prosecutor’s Office filed a public civil action solely against Rumo. Rumo was ordered (in both the first instance and on initial appeal) to comply with several obligations relating to workplace conditions, and pay collective moral damages, as well as fines of R$15,000. However, any potential future loss on this lawsuit cannot result in the inclusion of Malha Paulista on the list maintained by the Brazilian Ministry of Labor of employers who engage in labor irregularities. Rumo appealed to the Regional Appeal Court, but the appeal was dismissed. Rumo appealed again to the Superior Labor Court and this appeal is currently pending.

c)	Contingent assets
The Company has indemnity claims whose realization of income is not virtually certain and, therefore represents contingent assets not recognized in financial statements. It is not yet possible to estimate of their financial effect.